Prepayments (Details) - Schedule of Prepayments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Prepayments Abstract
Prepayment for purchases	$ 6,359,812
Prepayment for insurance expenses	824,185	1,034,217
Prepayment for transaction costs	104,076
Prepaid rent	90,200
Prepayment for professional services expenses	51,205	227,000
Others	15,717	5,225
Total current items	7,445,195	1,266,442
Prepayment for insurance expenses	426,588	537,684
Others	24,992	75,298
Total non-current items	$ 451,580	$ 612,982